Earnings Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Ordinary Share [Abstract]
Computations Of Basic And Diluted Earnings Per Ordinary Share

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Net income for the computation of basic earnings per share	$810,447	$292,410	$163,655
Weighted average ordinary shares outstanding - basic	175,912,662	113,463,813	131,492,057
Basic earnings per ordinary share	$4.61	$2.58	$1.24

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Net income for the computation of diluted earnings per share	$810,447	$292,410	$163,655
Weighted average ordinary shares outstanding - diluted	178,684,989	115,002,458	132,497,913
Diluted earnings per ordinary share	$4.54	$2.54	$1.24